Distribution Date:	02/10/23	GS Mortgage Securities Corporation II
Determination Date:	02/06/23
Next Distribution Date:	03/10/23
Record Date:	01/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-GCJ12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor	Situs Holdings, LLC
Principal Prepayment Detail	17		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	18		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	23		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	24		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	26	Representative
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36197XAG9	0.742000%	84,631,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36197XAH7	2.011000%	134,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36197XAJ3	2.860000%	200,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36197XAK0	3.135000%	313,849,000.00	273,288,034.10	110,596,013.71	713,964.99	0.00	0.00	111,309,978.70	162,692,020.39	68.83%	30.00%
A-AB	36197XAL8	2.678000%	105,525,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36197XAP9	3.375000%	80,829,000.00	80,829,000.00	0.00	227,331.56	0.00	0.00	227,331.56	80,829,000.00	53.34%	23.25%
B	36197XAQ7	3.777000%	86,817,000.00	86,817,000.00	0.00	273,256.51	0.00	0.00	273,256.51	86,817,000.00	36.71%	16.00%
C	36197XAR5	4.179000%	55,383,000.00	55,383,000.00	0.00	192,871.30	0.00	0.00	192,871.30	55,383,000.00	26.10%	11.38%
D	36197XAB0	4.298439%	49,395,000.00	49,395,000.00	0.00	176,934.50	0.00	0.00	176,934.50	49,395,000.00	16.63%	7.25%
E	36197XAC8	3.250000%	32,931,000.00	32,931,000.00	0.00	89,188.13	0.00	0.00	89,188.13	32,931,000.00	10.32%	4.50%
F	36197XAD6	3.250000%	11,974,000.00	11,974,000.00	0.00	32,429.58	0.00	0.00	32,429.58	11,974,000.00	8.03%	3.50%
G*	36197XAE4	3.250000%	41,912,027.00	41,909,704.24	0.00	310,726.02	0.00	0.00	310,726.02	41,909,704.24	0.00%	0.00%
R	36197XAF1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,197,467,027.00	632,526,738.34	110,596,013.71	2,016,702.59	0.00	0.00	112,612,716.30	521,930,724.63

X-A	36197XAM6	1.108658%	919,055,000.00	354,117,034.10	0.00	327,162.17	0.00	0.00	327,162.17	243,521,020.39
X-B	36197XAN4	0.364871%	142,200,000.00	142,200,000.00	0.00	43,237.22	0.00	0.00	43,237.22	142,200,000.00
X-C	36197XAA2	1.048439%	86,817,027.00	86,814,704.24	0.00	75,849.93	0.00	0.00	75,849.93	86,814,704.24
Notional SubTotal			1,148,072,027.00	583,131,738.34	0.00	446,249.32	0.00	0.00	446,249.32	472,535,724.63

Deal Distribution Total					110,596,013.71	2,462,951.91	0.00	0.00	113,058,965.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36197XAG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36197XAH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36197XAJ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36197XAK0	870.76280026	352.38606371	2.27486782	0.00000000	0.00000000	0.00000000	0.00000000	354.66093153	518.37673655
A-AB	36197XAL8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36197XAP9	1,000.00000000	0.00000000	2.81249997	0.00000000	0.00000000	0.00000000	0.00000000	2.81249997	1,000.00000000
B	36197XAQ7	1,000.00000000	0.00000000	3.14750003	0.00000000	0.00000000	0.00000000	0.00000000	3.14750003	1,000.00000000
C	36197XAR5	1,000.00000000	0.00000000	3.48250005	0.00000000	0.00000000	0.00000000	0.00000000	3.48250005	1,000.00000000
D	36197XAB0	1,000.00000000	0.00000000	3.58203259	0.00000000	0.00000000	0.00000000	0.00000000	3.58203259	1,000.00000000
E	36197XAC8	1,000.00000000	0.00000000	2.70833349	0.00000000	0.00000000	0.00000000	0.00000000	2.70833349	1,000.00000000
F	36197XAD6	1,000.00000000	0.00000000	2.70833305	0.00000000	0.00000000	0.00000000	0.00000000	2.70833305	1,000.00000000
G	36197XAE4	999.94458011	0.00000000	7.41376741	(4.70558415)	23.42800839	0.00000000	0.00000000	7.41376741	999.94458011
R	36197XAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36197XAM6	385.30559553	0.00000000	0.35597670	0.00000000	0.00000000	0.00000000	0.00000000	0.35597670	264.96893047
X-B	36197XAN4	1,000.00000000	0.00000000	0.30405921	0.00000000	0.00000000	0.00000000	0.00000000	0.30405921	1,000.00000000
X-C	36197XAA2	999.97324534	0.00000000	0.87367574	0.00000000	0.00000000	0.00000000	0.00000000	0.87367574	999.97324534

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/23 - 01/30/23	30	0.00	713,964.99	0.00	713,964.99	0.00	0.00	0.00	713,964.99	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	01/01/23 - 01/30/23	30	0.00	227,331.56	0.00	227,331.56	0.00	0.00	0.00	227,331.56	0.00
B	01/01/23 - 01/30/23	30	0.00	273,256.51	0.00	273,256.51	0.00	0.00	0.00	273,256.51	0.00
C	01/01/23 - 01/30/23	30	0.00	192,871.30	0.00	192,871.30	0.00	0.00	0.00	192,871.30	0.00
D	01/01/23 - 01/30/23	30	0.00	176,934.50	0.00	176,934.50	0.00	0.00	0.00	176,934.50	0.00
E	01/01/23 - 01/30/23	30	0.00	89,188.13	0.00	89,188.13	0.00	0.00	0.00	89,188.13	0.00
F	01/01/23 - 01/30/23	30	0.00	32,429.58	0.00	32,429.58	0.00	0.00	0.00	32,429.58	0.00
G	01/01/23 - 01/30/23	30	1,175,951.02	113,505.45	0.00	113,505.45	(197,220.57)	0.00	0.00	310,726.02	981,915.32
X-A	01/01/23 - 01/30/23	30	0.00	327,162.17	0.00	327,162.17	0.00	0.00	0.00	327,162.17	0.00
X-B	01/01/23 - 01/30/23	30	0.00	43,237.22	0.00	43,237.22	0.00	0.00	0.00	43,237.22	0.00
X-C	01/01/23 - 01/30/23	30	0.00	75,849.93	0.00	75,849.93	0.00	0.00	0.00	75,849.93	0.00
Totals			1,175,951.02	2,265,731.34	0.00	2,265,731.34	(197,220.57)	0.00	0.00	2,462,951.91	981,915.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	113,058,965.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,348,572.57	Master Servicing Fee	13,282.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,453.36
Interest Adjustments	0.00	Trustee Fee	119.31
Deferred Interest	0.00	Operating Advisor Fee	677.87
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,348,572.57	Total Fees	15,533.19

Principal		Expenses/Reimbursements
Scheduled Principal	6,982,830.30	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	103,613,183.41	Special Servicing Fees (Monthly)	(205,611.94)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	8,391.37
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	110,596,013.71	Total Expenses/Reimbursements	(197,220.57)

		Interest Reserve Deposit	67,308.05

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,462,951.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	110,596,013.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	113,058,965.62
Total Funds Collected	112,944,586.28	Total Funds Distributed	112,944,586.29

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	632,526,738.34	632,526,738.34	Beginning Certificate Balance	632,526,738.34
(-) Scheduled Principal Collections	6,982,830.30	6,982,830.30	(-) Principal Distributions	110,596,013.71
(-) Unscheduled Principal Collections	103,613,183.41	103,613,183.41	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	521,930,724.63	521,930,724.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	632,536,560.39	632,536,560.39	Ending Certificate Balance	521,930,724.63
Ending Actual Collateral Balance	521,940,584.98	521,940,584.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP	Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP
3,000,000 or less	6	15,767,832.35	3.02%	2	4.4183	2.118947	1.40 or less	6	122,574,270.78	23.48%	3	4.9639	0.834263
3,000,001 to 5,000,000	12	46,101,966.24	8.83%	2	4.6802	1.938145	1.41-1.50	2	11,585,378.11	2.22%	3	4.1262	1.431964
5,000,001 to 10,000,000	7	50,805,035.12	9.73%	3	4.0817	1.997843	1.51-1.60	2	6,282,494.82	1.20%	3	4.3158	1.568449
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	2	33,830,058.49	6.48%	2	4.1681	1.971988	1.71-1.80	4	17,527,200.21	3.36%	3	4.1949	1.782675
20,000,001 to 25,000,000	2	46,497,687.43	8.91%	3	4.3363	2.114877	1.81-1.90	1	3,148,848.90	0.60%	2	4.6700	1.830900
25,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 or greater	17	221,737,322.54	42.48%	2	4.0032	2.397698
30,000,001 to 40,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	41	521,930,724.63	100.00%	3	4.3300	1.734763
40,000,001 to 60,000,000	1	42,842,397.15	8.21%	3	5.4620	0.264800
60,000,001 or Greater	2	147,010,538.58	28.17%	2	4.0119	2.018321
Totals	41	521,930,724.63	100.00%	3	4.3300	1.734763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP
							Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP
Arizona	2	24,177,340.33	4.63%	2	4.4614	2.029184
							Industrial	16	34,901,967.91	6.69%	3	4.1976	2.261403
California	2	19,313,844.78	3.70%	3	4.1768	1.920261
							Lodging	8	74,849,629.98	14.34%	3	5.0582	0.939656
Florida	3	32,439,656.50	6.22%	2	4.0776	2.034194
							Mixed Use	3	67,579,073.62	12.95%	3	4.7247	1.218614
Georgia	2	7,432,495.00	1.42%	2	5.1066	1.558571
							Mobile Home Park	3	4,144,900.48	0.79%	3	4.9130	4.365300
Louisiana	1	3,592,314.60	0.69%	3	4.7200	2.395600
							Multi-Family	2	5,821,776.65	1.12%	2	4.5228	2.410112
Maine	1	5,795,017.12	1.11%	3	4.3070	3.120500
							Office	2	6,942,115.88	1.33%	3	4.3860	1.483800
Maryland	2	10,792,984.80	2.07%	3	3.9580	2.022762
							Retail	14	188,616,050.82	36.14%	2	3.9111	2.244420
Minnesota	1	42,842,397.15	8.21%	3	5.4620	0.264800
							Totals	57	521,930,724.63	100.00%	3	4.3300	1.734763
Mississippi	1	3,442,634.82	0.66%	3	4.7200	2.395600

Montana	1	602,894.62	0.12%	3	4.9130	4.365300

Nebraska	1	3,148,848.90	0.60%	2	4.6700	1.830900

Nevada	1	3,537,655.21	0.68%	1	4.8500	3.019100

New Jersey	1	2,701,579.03	0.52%	2	4.1600	2.128300

New York	3	67,579,073.62	12.95%	3	4.7247	1.218614

North Carolina	3	95,661,395.67	18.33%	2	3.5935	2.450055

Ohio	1	2,980,010.98	0.57%	2	4.6400	2.147500

Pennsylvania	14	23,413,093.57	4.49%	3	4.2340	2.308400

Texas	5	20,841,332.08	3.99%	3	4.2477	1.805124

Virginia	2	10,111,687.19	1.94%	3	4.2478	1.505609

Washington	1	2,449,259.37	0.47%	3	4.9130	4.365300

Totals	57	521,930,724.63	100.00%	3	4.3300	1.734763

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate						Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP		No outstanding loans in this group
	4.000% or less	4	109,255,739.69	20.93%	2	3.5513	2.488652
	4.001% to 4.250%	8	80,456,420.95	15.42%	3	4.1786	1.923100
	4.251% to 4.500%	7	48,189,037.41	9.23%	2	4.3999	2.050800
	4.501% to 4.750%	8	86,353,234.18	16.54%	3	4.7195	1.395670
	4.751% to 5.000%	2	7,682,555.69	1.47%	2	4.8840	3.745403
	5.001% to 5.250%	1	4,269,289.32	0.82%	2	5.1500	0.741700
	5.251% to 5.500%	1	42,842,397.15	8.21%	3	5.4620	0.264800
	5.501% or greater	1	3,806,840.97	0.73%	2	5.7700	2.131700
	Totals	41	521,930,724.63	100.00%	3	4.3300	1.734763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.											Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP	Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP
	60 months or less	32	382,855,515.36	73.35%	3	4.3339	1.821503	300 months or less	32	382,855,515.36	73.35%	3	4.3339	1.821503
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	521,930,724.63	100.00%	3	4.3300	1.734763	Totals	41	521,930,724.63	100.00%	3	4.3300	1.734763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	9	139,075,209.27	26.65%	3	4.3195	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	376,883,854.57	72.21%	3	4.3318	1.824531
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	2	5,971,660.79	1.14%	3	4.4639	1.630388
	Totals	41	521,930,724.63	100.00%	3	4.3300	1.734763
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300460001	1	RT	Greensboro	NC	30/360	3.479%	248,212.49	199,688.65	0.00	N/A	04/06/23	--	85,602,814.40	85,403,125.75	02/06/23
2	406100106	1	MU	Flushing	NY	Actual/360	4.750%	252,558.66	138,676.84	0.00	N/A	05/06/23	--	61,746,089.67	61,607,412.83	02/06/23
5	406100111	1	LO	Minneapolis	MN	Actual/360	5.462%	201,911.05	86,446.58	0.00	N/A	05/06/23	--	42,928,843.73	42,842,397.15	02/06/23
6	300460006	1	RT	Huntingdon Valley	PA	Actual/360	4.100%	122,659.48	74,243.86	0.00	N/A	05/06/23	--	34,742,259.82	34,668,015.96	02/06/23
7	300460007	1	RT	Wichita	KS	Actual/360	3.610%	107,242.29	34,498,457.81	0.00	N/A	04/06/23	--	34,498,457.81	0.00	02/06/23
8	300460008	1	MU	Brooklyn	NY	Actual/360	4.000%	103,696.00	75,334.74	0.00	N/A	05/06/23	--	30,105,289.67	30,029,954.93	02/06/23
11	623100009	1	MF	Pittsburgh	PA	Actual/360	4.270%	90,825.22	24,701,276.03	0.00	N/A	05/06/23	--	24,701,276.03	0.00	02/06/23
12	695100138	1	IN	Philadelphia	PA	Actual/360	4.234%	85,570.00	56,821.06	0.00	N/A	05/06/23	--	23,469,914.65	23,413,093.59	02/06/23
13	340100964	1	RT	Glendale	AZ	Actual/360	4.440%	88,427.92	43,894.35	0.00	N/A	04/06/23	--	23,128,488.19	23,084,593.84	02/06/23
15	300460015	1	RT	Mahwah	NJ	Actual/360	4.110%	71,303.21	49,641.45	0.00	N/A	05/06/23	--	20,146,892.31	20,097,250.86	02/06/23
16	695100132	1	RT	Tarentum	PA	Actual/360	4.705%	75,269.21	65,195.00	0.00	N/A	05/01/23	--	18,577,983.06	18,512,788.06	02/01/23
18	406100103	1	MF	Bryan	TX	Actual/360	4.845%	83,392.30	19,988,168.33	0.00	N/A	05/06/23	--	19,988,168.33	0.00	02/06/23
19	300460019	1	RT	Lutz	FL	Actual/360	4.140%	64,214.91	44,478.81	0.00	N/A	04/06/23	--	18,012,596.59	17,968,117.78	02/06/23
21	300460021	1	RT	Hesperia	CA	Actual/360	4.200%	57,507.25	38,682.43	0.00	N/A	05/06/23	--	15,900,623.14	15,861,940.71	02/06/23
22	406100113	1	RT	Benton Harbor	MI	Actual/360	4.850%	62,170.97	40,820.19	0.00	N/A	05/06/23	--	14,886,299.27	14,845,479.08	02/06/23
23	406100104	1	LO	El Paso	TX	Actual/360	4.671%	41,678.30	62,633.22	0.00	N/A	05/06/23	--	10,361,936.34	10,299,303.12	02/06/23
28	300460028	1	RT	Naples	FL	Actual/360	3.814%	31,395.99	21,347.29	0.00	N/A	05/06/23	--	9,559,481.22	9,538,133.93	02/06/23
29	300460029	1	LO	Charlottesville	VA	Actual/360	4.150%	29,174.29	30,338.84	0.00	N/A	05/06/23	--	8,163,812.88	8,133,474.04	02/06/23
30	300460030	1	IN	Curtis Bay	MD	Actual/360	3.800%	26,085.27	20,510.47	0.00	N/A	05/06/23	--	7,971,729.60	7,951,219.13	02/06/23
33	695100134	1	LO	Various	Various	Actual/360	4.720%	28,693.70	24,735.26	0.00	N/A	05/01/23	--	7,059,684.68	7,034,949.42	02/01/23
34	406100108	1	OF	Salt Lake City	UT	Actual/360	4.786%	31,399.34	7,618,836.79	0.00	N/A	05/06/23	--	7,618,836.79	0.00	02/06/23
37	623100014	1	RT	Houston	TX	Actual/360	3.810%	20,930.58	16,391.56	0.00	N/A	05/06/23	--	6,379,652.44	6,363,260.88	02/06/23
38	300460038	1	LO	South Portland	ME	Actual/360	4.307%	21,571.48	21,271.29	0.00	N/A	05/06/23	--	5,816,288.41	5,795,017.12	02/06/23
39	406100110	1	RT	Huber Heights	OH	Actual/360	4.640%	25,402.40	14,513.02	0.00	N/A	05/06/23	--	6,357,665.28	6,343,152.26	02/06/23
41	623100015	1	RT	Winston-Salem	NC	Actual/360	4.110%	21,248.36	14,793.15	0.00	N/A	05/06/23	--	6,003,773.75	5,988,980.60	02/06/23
44	300460044	1	MF	Columbus	OH	Actual/360	3.828%	17,807.56	5,402,231.49	0.00	N/A	05/06/23	02/06/23	5,402,231.49	0.00	02/06/23
45	406100105	1	MF	Glen Ellyn	IL	Actual/360	5.569%	27,334.15	5,699,925.97	0.00	N/A	05/06/23	--	5,699,925.97	0.00	02/06/23
46	300460046	1	LO	Fayetteville	NC	Actual/360	5.150%	19,045.73	25,394.23	0.00	N/A	04/01/23	--	4,294,683.55	4,269,289.32	02/01/23

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
49	300460049	1	RT	Orlando	FL	Actual/360	4.360%	18,566.63	11,835.83	0.00	N/A	04/06/23	--	4,945,240.62	4,933,404.79	02/06/23
51	625100017	1	RT	Frisco	TX	Actual/360	4.350%	17,134.68	10,892.12	0.00	N/A	05/05/23	--	4,574,330.39	4,563,438.27	02/05/23
52	406100114	1	MH	Various	Various	Actual/360	4.913%	17,595.98	14,278.30	0.00	N/A	05/06/23	--	4,159,178.78	4,144,900.48	02/06/23
53	623100010	1	OF	Houston	TX	Actual/360	4.530%	16,580.09	9,860.32	0.00	N/A	05/06/23	--	4,250,397.17	4,240,536.85	01/06/23
54	406100109	1	MF	Washington	DC	Actual/360	5.198%	17,264.81	3,857,149.08	0.00	N/A	05/06/23	--	3,857,149.08	0.00	02/06/23
55	300460055	1	LO	Bellevue	NE	Actual/360	4.670%	12,740.57	19,352.56	0.00	N/A	04/06/23	--	3,168,201.46	3,148,848.90	02/06/23
56	695100129	1	LO	Marietta	GA	Actual/360	4.410%	13,818.43	13,167.65	0.00	N/A	05/01/23	--	3,638,821.68	3,625,654.03	02/01/23
58	623100012	1	MH	Various	Various	Actual/360	5.030%	15,951.56	3,682,781.57	0.00	N/A	05/06/23	--	3,682,781.57	0.00	02/06/23
61	625100014	1	RT	Charlotte	NC	Actual/360	4.430%	14,497.67	3,800,452.55	0.00	N/A	05/05/23	--	3,800,452.55	0.00	02/05/23
62	406100093	1	RT	Atlanta	GA	Actual/360	5.770%	18,951.31	7,366.67	0.00	N/A	04/06/23	--	3,814,207.64	3,806,840.97	02/06/23
64	406100089	1	IN	Sparks	NV	Actual/360	4.850%	14,807.82	7,948.89	0.00	N/A	03/06/23	--	3,545,604.10	3,537,655.21	02/06/23
65	625100015	1	RT	Hemet	CA	Actual/360	4.070%	12,128.02	8,574.75	0.00	N/A	05/05/23	--	3,460,478.82	3,451,904.07	02/05/23
67	623100013	1	RT	Spring	TX	Actual/360	4.400%	12,704.49	7,926.86	0.00	N/A	05/06/23	--	3,353,090.55	3,345,163.69	02/06/23
68	300460068	1	MF	Weslaco	TX	Actual/360	4.390%	10,379.36	9,956.11	0.00	N/A	05/06/23	--	2,745,659.47	2,735,703.36	02/06/23
69	625100016	1	MU	Bronx	NY	Actual/360	4.700%	12,308.46	6,881.14	0.00	N/A	05/05/23	--	3,041,210.80	3,034,329.66	02/05/23
70	300460070	1	OF	Egg Harbor Township	NJ	Actual/360	4.160%	9,714.00	10,144.32	0.00	N/A	04/06/23	--	2,711,723.35	2,701,579.03	02/06/23
71	300460071	1	MF	Athens	OH	Actual/360	4.640%	11,934.23	6,864.64	0.00	N/A	04/01/23	--	2,986,875.62	2,980,010.98	02/01/23
72	695100130	1	MU	New York	NY	Actual/360	4.220%	10,699.89	7,142.85	0.00	N/A	05/01/23	--	2,944,473.98	2,937,331.13	02/01/23
73	625100018	1	MF	Baltimore	MD	Actual/360	4.400%	10,792.65	6,733.98	0.00	N/A	05/05/23	--	2,848,499.65	2,841,765.67	02/05/23
75	623100007	1	RT	Katy	TX	Actual/360	4.510%	9,065.90	5,467.66	0.00	N/A	04/06/23	--	2,334,400.05	2,328,932.39	02/06/23
77	623100011	1	RT	Virginia Beach	VA	Actual/360	4.650%	7,949.15	7,006.94	0.00	N/A	05/06/23	--	1,985,220.09	1,978,213.15	02/06/23
78	300460078	1	RT	Savannah	TN	Actual/360	4.680%	6,258.76	9,480.21	0.00	N/A	04/06/23	--	1,553,041.85	1,543,561.64	02/06/23
Totals								2,348,572.57	110,596,013.71	0.00				632,526,738.34	521,930,724.63

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	14,894,981.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	5,860,842.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	(122,080.16)	843,466.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	1	3,563,987.68	2,913,241.20	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	3,391,911.29	3,286,203.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,998,444.76	2,370,087.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	3,025.59	0.00	Full Defeasance
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	2,185,604.52	1,825,363.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,510,486.58	1,974,930.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,916,745.00	1,820,859.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	1	1,316,789.07	1,018,376.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,078,199.92	1,201,486.70	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	960,132.31	773,405.42	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	2,027,485.58	1,304,029.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	6,187.55	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1	1,018,219.89	770,858.99	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,542,043.57	1,829,293.33	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	551,664.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	477,622.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
49	1	692,017.44	685,924.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	617,326.13	481,486.46	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	1,463,764.92	1,271,402.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	448,540.23	293,591.77	01/01/22	09/30/22	--	0.00	0.00	26,367.21	26,367.21	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	748,525.71	795,080.59	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	439,937.92	379,458.96	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	1	511,867.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	686,430.77	533,877.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	773,269.19	654,327.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	300,512.47	319,155.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
67	1	270,857.89	331,650.17	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	1	417,291.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	521,993.29	401,494.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	1	548,334.00	506,354.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	1	330,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	1	498,497.54	447,600.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	1	453,269.98	220,575.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
77	1	339,713.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals		55,758,523.65	29,731,203.27				0.00	0.00	26,367.21	26,367.21	9,213.14	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

			Principal Prepayment Detail

				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
7	300460007	1	34,423,617.12	Payoff Prior to Maturity	0.00	0.00
11	623100009	1	24,641,461.80	Payoff Prior to Maturity	0.00	0.00
18	406100103	1	19,950,261.21	Payoff Prior to Maturity	0.00	0.00
34	406100108	1	7,603,092.38	Payoff Prior to Maturity	0.00	0.00
45	406100105	1	5,688,641.63	Payoff Prior to Maturity	0.00	0.00
54	406100109	1	3,844,306.61	Payoff Prior to Maturity	0.00	0.00
58	623100012	1	3,670,295.68	Payoff Prior to Maturity	0.00	0.00
61	625100014	1	3,791,506.98	Payoff Prior to Maturity	0.00	0.00
Totals			103,613,183.41		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	8	103,613,183.41	4.330030%	4.278960%	3
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7	120,431,315.22	4.327063%	4.280308%	4
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	14,538,745.33	4.437291%	4.393578%	4
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	17,870,562.60	4.443649%	4.400020%	5
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	29,164,200.81	4.455168%	4.411962%	6
09/12/22	1	3,578,024.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481724%	4.439166%	7
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,986,993.39	4.481713%	4.439160%	8
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481695%	4.439230%	9
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481703%	4.439243%	10
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,196,883.60	4.481690%	4.414439%	11
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480845%	4.413906%	12
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480832%	4.413900%	13
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
53	623100010	01/06/23	0	B	26,367.21	26,367.21	0.00	4,250,397.17
Totals					26,367.21	26,367.21	0.00	4,250,397.17

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		521,930,725	521,930,725	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-23	521,930,725	521,930,725	0	0	0	0
Jan-23	632,526,738	632,526,738	0	0	0	0
Dec-22	783,782,704	783,782,704	0	0	0	0
Nov-22	815,197,071	815,197,071	0	0	0	0
Oct-22	835,122,974	835,122,974	0	0	0	0
Sep-22	866,494,951	862,916,926	3,578,024	0	0	0
Aug-22	868,595,126	868,595,126	0	0	0	0
Jul-22	874,683,601	874,683,601	0	0	0	0
Jun-22	876,877,386	876,877,386	0	0	0	0
May-22	878,962,395	878,962,395	0	0	0	0
Apr-22	887,351,957	887,351,957	0	0	0	0
Mar-22	889,434,626	889,434,626	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	406100111	42,842,397.15	42,842,397.15	75,000,000.00	03/01/13	458,233.15	0.26480	06/30/22	05/06/23	242
72	695100130	2,937,331.13	2,937,331.13	5,500,000.00	03/06/13	329,177.00	1.53730	12/31/18	05/01/23	242
Totals		45,779,728.28	45,779,728.28	80,500,000.00		787,410.15

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	406100111	LO	MN	04/16/20	13
Loan payments remain current through January 2023 and lender continues to monitor performance.

72	695100130	MU	NY	11/26/21	13

The Loan transferred due to non-compliance with the implementation of cash management after tenant Scottrade went dark. Additionally, the Borrower has been delinquent for financial reporting since 2018. The Special Servicer is pending receipt of it ems needed from the Borrower to work towards a resolution. Loan payments remain current. The Special Servicer is continuing to evaluate the Loan and Property to recommend the best course of action.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	406100106	1	65,910,822.96	4.75000%	65,910,822.96 4.75000%		8	06/28/19	06/28/19	--
3	406100086	1	0.00	5.36000%	0.00	5.36000%	8	02/28/19	02/28/19	--
Totals			65,910,822.96		65,910,822.96
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	300460036 04/12/18	7,750,644.20	14,700,000.00	7,837,912.75	72,166.53	7,837,912.75	7,765,746.22	0.00	0.00	0.00	0.00	0.00%
60	625100013 02/12/19	4,241,429.26	8,920,000.00	5,066,148.00	441,840.11	5,066,148.00	4,624,307.89	0.00	0.00	19,189.99	(19,189.99)	0.40%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,992,073.46	23,620,000.00	12,904,060.75	514,006.64	12,904,060.75	12,390,054.11	0.00	0.00	19,189.99	(19,189.99)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	300460036	04/12/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	625100013	01/12/23	0.00	0.00	(19,189.99)	0.00	0.00	9.00	0.00	0.00	2,322.85
		08/12/21	0.00	0.00	(19,023.81)	0.00	0.00	2,138.67	0.00	0.00
		06/11/21	0.00	0.00	(21,162.48)	0.00	0.00	175.18	0.00	0.00
		05/12/20	0.00	0.00	(21,337.66)	0.00	(21,337.66)	0.00	0.00	0.00
		02/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(19,189.99)	0.00	(21,337.66)	2,322.85	0.00	0.00	2,322.85

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	4,479.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	3,912.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	(209,111.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(205,611.94)	0.00	8,391.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(197,220.57)

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27